ACCOUNTING POLICIES - Lease Liability as of Adoption (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	1.30%
Total minimum lease payments (discounted)	€ 290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Lease liabilities	€ 397	€ 75